UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment |X|; Amendment Number: 1
This Amendment (Check only one.): |X| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Seacliff Capital, LLC
Address: One Market Street, Spear Tower, Suite 3770
         San Francisco, CA  94105


13F File Number: 028-13028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     A. James Ellman
Title:    President
Phone:    415-675-3252

Signature, Place, and Date of Signing:

/s/ A. James Ellman          San Francisco, CA             Date August 12, 2008
-------------------------------------------------------------------------------

Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   20

Form 13F Information Table Value Total:   $51,371,000

List of Other Included Managers:

 No.  13F File Number     Name

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
UTN AMER INDEMNITY LTD         Equity           90933T109     2565   191857  SH         Sole                191857
TD AMERITRADE HOLDINGS CORPORA Equity           87236Y108     4497   248567  SH         Sole                248567
STATE STREET CORP              Equity           857477103     5412    84574  SH         Sole                 84574
Redwood Trust Inc              Equity           758075402     1138    49929  SH         Sole                 49929
PROVIDENT BANKSHARES CORP      Equity           743859100      383    59982  SH         Sole                 59982
OCEANFIRST FINANCIAL CORP      Equity           675234108      830    46008  SH         Sole                 46008
NORTHERN TRUST CORP            Equity           665859104     5100    74373  SH         Sole                 74373
MORGAN STANLEY                 Equity           617446448      924    25603  SH         Sole                 25603
MGIC INVESTMENT CORP           Equity           552848103      914   144010  SH         Sole                144010
MF GLOBAL LTD                  Equity           G60642108      813   128771  SH         Sole                128771
MERRILL LYNCH & CO INC         Equity           590188108     1234    38930  SH         Sole                 38930
INTERACTIVE BROKERS GROUP INC  Equity           45841N107     2531    78777  SH         Sole                 78777
Franklin Resources Inc         Equity           354613101     6505    70972  SH         Sole                 70972
FirstFed Financial Corp        Equity           337907109      482    60000  SH         Sole                 60000
BLACKROCK INC                  Equity           09247X101     1707     9644  SH         Sole                  9644
BGC Partners Inc               Equity           05541T101     2591   343140  SH         Sole                343140
BERKLEY(W.R.)CORP              Equity            84423102     2595   107397  SH         Sole                107397
Bank of New York Mellon Corp/T Equity            64058100     7890   208572  SH         Sole                208572
ALLIANCEBERNSTEIN              Equity           01881G106     3213    58756  SH         Sole                 58756
Fifth Third Bancorp            Equity           316773100       82     8100  SH         Sole                  8100
